Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Other Current Liabilities
Other current liabilities consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Contract liabilities (refer note 27 below)	US$	784.6	Rs.	57,359.3	Rs.	42,566.3
Statutory dues		510.0		37,296.9		36,550.2
Others		34.3		2,508.4		3,387.0

Total	US$	1,328.9	Rs.	97,164.6	Rs.	82,503.5